Other Financial Liabilities (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Financial Liabilities
Recognition of warrants	$ 1,173,082
Warrants revalued	977,237
Fair value gains on financial liabilities	$ 195,845